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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1575 Southfield, Michigan (Address of principal executive offices)	48034 (Zip code)

Joel D. Tauber, President

Keyco Fund, Inc.

27777 Franklin Road, Suite 1575

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO FUND, INC.

Table of Contents

EX-99.302CERT

EX-99.906CERT

Item 1. Semi-Annual Report to Shareholders.

KEYCO FUND, INC.

27777 Franklin Road - Suite 1575

Southfield, Michigan 48034

(248) 353-0790

May 27, 2026

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Fund, Inc. for the six months ended March 31, 2026. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2025 annual meeting and the Fund’s Privacy Policy. The Privacy Policy has been expanded to provide additional safeguards for your personal information.

As previously reported, in November 2025 the Board of Directors declared dividends totaling $60 expected to be in excess of the Fund’s net investment income for the year ending September 30, 2026. Dividends of $15 per share were paid on the last business day of January and on the first business day of May. Future dividends are scheduled to be paid on the first business day of August and November.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2026

The Fund’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation achieved through an investment in equity securities is a secondary objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased and, to a lesser extent, the amount of dividends received from the exchange-traded fund (ETF) and money market fund.

Net investment income for the six-month period was $264,263 or $21.33 per share compared with $289,650 or $23.38 per share for the six-month period ended March 31, 2025.

During the six-month period, interest income from the bond portfolio declined which was partially offset by additional dividend income from the ETF and money market fund. Expenses increased primarily due to an increase in legal expenses.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology. The ETF is valued at the closing price supplied by a third-party pricing vendor.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When interest rates increase, the value of the bond portfolio decreases. When interest rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes. The Fund’s ETF holding, comprising 21.8% of its investments as of the reporting date, fluctuates with economic and market conditions.

The net asset value of the Fund was $25,164,167 or $2,031.01 per share at March 31, 2026, a decrease of $198,317 or $16.01 per share from September 30, 2025. This change was the result of a decline in unrealized appreciation of investments of $90,881 further reduced by income distributed in excess of net investment income and offset by a realized gain together netting to $107,436. There was significant volatility in the financial markets in March.

KEYCO FUND, INC.

Management’s Discussion of Fund Performance - Continued

For the Six Months Ended March 31, 2026

The weighted average maturity was 13.4 years, a decrease from the prior year-end weighted average maturity of 14 years.

Asset Allocation

In the pie chart below, the bond portion of the portfolio is allocated by state. The ETF portion is reported as a separate category.

Other

During the period, two bonds were called for proceeds of $575,000. Cash from these and previous dispositions was reinvested in bonds maturing in one to 15 years ($713,241) and in the ETF ($519,229). Portfolio turnover was 2%.

KEYCO FUND, INC.

Additional Information

March 31, 2026

RESULTS OF MEETING OF SHAREHOLDERS

The annual meeting of shareholders was held on Wednesday, December 24, 2025 postponed from Tuesday, December 23, 2025. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors

	Number of Shares
		Withheld
Nominee	For	Authority

Mark E. Schlussel	12,376	0
Steve Milgrom	12,376	0
Thomas E. Purther	12,376	0
Ellen T. Horing	12,376	0
Michael Pullman	12,376	0

Item 2.	Ratify the selection of registered independent accountants

Ratify the selection of Sanville & Company as the Fund's registered independent public accountants for the year ending September 30, 2026

Number
of Shares

For	12,376
Against	0
Abstain	0

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT starting with the report for June 30, 2020. Form N-PORT is available on the SEC’s web site at http://www.sec.gov. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Fund, Inc., 27777 Franklin Road, Suite 1575, Southfield, MI 48034.

KEYCO FUND, INC.

Additional Information - Continued

March 31, 2026

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has adopted policies and procedures whereby the Fund will “mirror vote” proxies. “Mirror vote” means voting “in the same proportion as the vote of all other holders of such security” as defined in the Investment Company Act of 1940. The Fund has not voted any proxies. When the Fund has voted proxies, a record of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (248) 353-0790 and/or on the SEC’s website at http://www.sec.gov.

Keyco Fund, Inc.

Portfolio of Investments in Securities

March 31, 2026 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 74.1%	Amount	Value

Michigan - 37.3%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF enhanced)	$110,000	$117,699
Bloomingdale, Michigan, Public School District No. 16, 4%, May 1, 2041 (Q-SBLF enhanced)	250,000	255,397
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	199,626
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	511,410
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	249,990
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	400,072
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	505,690
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	257,932
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	241,242
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	273,822
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	180,000	169,769
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	161,159
Jenison, Michigan, Public Schools, 4%, November 1, 2040 (Q-SBLF enhanced)	100,000	99,194
Kenowa Hills, Michigan, Public Schools, 4%, November 1, 2046 (Q-SBLF enhanced)	200,000	190,714
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	211,748
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	503,175
Manchester, Michigan, Community Schools, 4.125%, May 1, 2045 (Q-SBLF-enhanced)	200,000	191,306
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	350,938
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	500,175
Michigan State Trunk Line, 4%, November 15, 2037	100,000	102,070
Michigan State Trunk Line, 4%, November 15, 2046	350,000	325,724
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	400,108
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	94,387
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	331,555
Pinckney, Michigan, Community Schools, 5%, May 1, 2035 (Q-SBLF enhanced)	500,000	500,500
Portage, Michigan, Public Schools, 5%, November 1, 2026	340,000	340,670
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	96,047
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1, 2041 (AGM insured)	250,000	250,570
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	208,112
University of Michigan, Revenue, 4%, April 1, 2043	250,000	249,637
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041 (Q-SBLF enhanced)	200,000	208,288
Warren, Michigan, Consolidated School District, 5%, May 1, 2038 (Q-SBLF enhanced)	250,000	259,885
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	253,817
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced) (Pre-refunded)	375,000	375,746
		9,388,174

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2026 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 74.1%	Amount	Value

Arizona - 0.9%
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	$250,000	$234,473

Colorado - 0.5%
Weld County, Colorado, Weld County School District No. 6, 4%, December 1, 2045 (School District Intercept Program guarantee)	125,000	120,703

District of Columbia - 0.9%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	234,722

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay, 2018, Series B, 4%, June 1, 2044 (Pre-refunded)	200,000	206,418

Georgia - 1.6%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	400,768

Hawaii - 2.8%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	194,864
Hawaii State, Series FG, 4%, October 1, 2036	500,000	500,430
		695,294
Illinois - 1.8%
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	460,598

Indiana - 1.8%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	457,671

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	148,028

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	101,128

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	251,522

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2026 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 74.1%	Amount	Value

New Hampshire - 3.5%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	$875,000	$875,044

New York - 9.2%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	275,253
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	250,015
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	327,945
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	138,144
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	246,587
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	73,808
New York State Dormitory Authority, State Personal Income Tax Revenue, 4%, February 15, 2037	50,000	50,053
New York State Dormitory Authority, State Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	285,066
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water, 4%, June 15, 2046	500,000	469,895
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,012
		2,316,778
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	98,348

Ohio - 1.3%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	339,394

Pennsylvania - 0.8%
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	200,752

Tennessee - 1.4%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	341,239

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2026 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 74.1%	Amount	Value

Texas - 6.3%
Crystal City, Texas, Independent School District, 5%, February 15, 2038	$95,000	$106,305
(Texas Permanent School Fund guarantee)
El Paso, Texas, Water and Sewer Revenue, 4%, March 1, 2039	250,000	249,475
Forney, Texas, Independent School District, 5%, August 15, 2039
(Texas Permanent School Fund guarantee)	450,000	478,507
Splendora, Texas, Independent School District, 4.1%, February 15, 2048
(Texas Permanent School Fund guarantee)	125,000	114,954
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	340,071
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043
(Texas Permanent School Fund guarantee)	120,000	116,813
Waco, Texas, 3.125%, February 1, 2036	180,000	170,795
		1,576,920
Washington - 0.8%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	204,933

Total long-term state and municipal obligations
(Cost $19,131,943) - 74.1%		18,652,907

Exchange-Traded Fund - 21.8%	Shares
iShares Core S&P 500 ETF (Cost $4,104,958)	8,405	5,490,230

Money Market Fund - 3.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.36%*
(Cost $916,893)	916,893	916,893

Total investments (Cost $24,153,794) - 99.6%		25,060,030

Other assets less liabilities, net - 0.4%		104,137

Net assets (100%)		$25,164,167

*  Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Statement of Assets and Liabilities

March 31, 2026 (unaudited)

Assets
Investments in securities, at fair value (cost $24,153,794)	$25,060,030
Cash	24,466
Interest and dividends receivable	268,525
Other	409
Total assets	25,353,430

Liabilities
Accrued expenses	3,413
Dividends payable	185,850
Total liabilities	189,263
Net Assets	$25,164,167

Net Assets consist of:
Paid-in capital	$754,004
Total distributable earnings	24,410,163
Net Assets	$25,164,167

Capital stock shares issued and outstanding
($2.04 par value, 29,411 shares authorized)	12,390

Net Asset Value per share	$2,031.01

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2026 (unaudited)

Interest income		$309,284
Dividend income		64,199
Total investment income		373,483

Expenses
Administration fees (Note 5)	$43,250
Professional fees	45,010
Custodial fee	6,311
Directors' fees	5,000
Insurance	409
Regulatory filing services	9,063
Miscellaneous	177
Total expenses		109,220
Net investment income		264,263

Realized and unrealized gain (loss) on investments
Realized gain on investments		1
Net change in unrealized appreciation (depreciation) of investments		(90,881)
Net realized and unrealized gain (loss) on investments		(90,880)

Net increase in net assets resulting from operations		$173,383

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Statements of Changes in Net Assets

	Six Months
	Ended
	March 31,	Year Ended
	2026	Sept. 30,
	(unaudited)	2025

Increase in net assets from operations
Net investment income	$264,263	$597,268
Net realized gain on investments	1	2,809
Changes in unrealized appreciation (depreciation) of investments	(90,881)	378,774
Net increase in net assets resulting from operations	173,383	978,851

Distributions to shareholders
From net investment income*	(371,700)	(727,000)

Total increase (decrease) in net assets	(198,317)	251,851

Net Assets
Beginning of period	25,362,484	25,110,633
End of period	$25,164,167	$25,362,484

*	Distributions from net investment income for 2025 includes $129,732 from prior earnings, all of which is from previously taxed income.

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Financial Highlights

	Six Months
	Ended
	3/31/2026		Years Ended September 30
	(unaudited)		2025	2024	2023	2022	2021

Per share operating performance

Net asset value, beginning of period	$2,047.01		$2,026.69	$1,846.61	$1,860.88	$2,113.20	$2,133.69

Net investment income	21.33		48.20	50.08	49.43	44.20	51.63
Net realized and unrealized gain (loss) on investments	(7.33)		30.80	184.88	(7.47)	(239.21)	(20.49)
Total from investment operations	14.00		79.00	234.96	41.96	(195.01)	31.14

Less distributions from Net investment income*	(30.00)		(58.68)	(54.88)	(56.23)	(57.31)	(51.63)

Net asset value, end of period	$2,031.01		$2,047.01	$2,026.69	$1,846.61	$1,860.88	$2,113.20

Total return per share net asset value (a)	0.7	%(c)	4.0%	12.8%	2.2%	-9.3%	1.5%

Ratios and supplemental data

Net assets, end of period (in 000s)	$25,164		$25,362	$25,111	$22,880	$23,056	$26,183
Ratio of net investment income to average net assets (b)	2.1	%(c)	2.4%	2.5%	2.6%	2.2%	2.4%
Ratio of expenses to average net assets (b)	0.9	%(c)	0.6%	0.7%	0.7%	0.6%	0.5%
Portfolio turnover rate	2.4	%(d)	4.9%	7.5%	11.8%	15.4%	14.7%

*	Distributions from net investment income for 2025 includes $10.47 from prior earnings, all of which is from previously taxed income.

Distributions from net investment income for 2024 includes $4.80 from prior earnings, all of which is from previously taxed income.

Distributions from net investment income for 2023 includes $6.80 from prior earnings, all of which is from previously taxed income.

Distributions from net investment income for 2022 includes $13.11 from prior earnings of which $10.72 is from previously taxed income.

(a)	Total return in the table above represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.

(b)	The ratios of income and expenses do not reflect the proportionate share of income and expenses of the underlying fund in which the Fund invests.

(c)	Annualized

(d)	Not annualized

The accompanying notes are an integral part of these financial statements.

Keyco Fund, Inc.

Notes to Financial Statements

March 31, 2026 (unaudited)

1.	Organization

Keyco Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to receive current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital, and capital appreciation achieved through an investment in equity securities will be a secondary objective.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available. In the unlikely event that the entity that provides custodial services for the Fund is unable to value one or more bonds in the portfolio and an alternate resource is used for pricing, the Board is to be notified at its next regularly scheduled meeting.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.

●	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2026 (unaudited)

2.	Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities, including exchange-traded funds for which market quotations are readily available, are valued at the closing price as supplied by a third-party pricing vendor on the primary exchange on which they are traded. Money market funds are valued at their net asset value per share. Both are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations**	$—	$18,652,907	$—	$18,652,907
Exchange-traded fund**	5,490,230	—	—	5,490,230
Money market fund	916,893	—	—	916,893
Total	$6,407,123	$18,652,907	$—	$25,060,030

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2026. It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

** Refer to Portfolio of Investments in Securities for breakdown of municipal bonds and the exchange-traded fund held by the Fund.

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2026 (unaudited)

2.	Significant Accounting Policies – Continued

The cost of securities for federal income tax purposes is expected to approximate the cost for financial statement purposes. The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. The unrealized appreciation (depreciation) as of March 31, 2026 was as follows:

Gross unrealized appreciation	$1,413,226
Gross unrealized depreciation	(506,990)
Net unrealized appreciation	$906,236

Cost of investment securities including short-term investments	$24,153,794

The capital loss carryforward of $6,550 at September 30, 2025 qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized by the Fund in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The Fund’s management has reviewed all open tax years for federal tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements for March 31, 2026. The Fund’s tax returns are subject to examination for federal purposes for the open tax years (2022-24) and for the tax return to be filed for 2025. The Fund has not been subject to interest and/or penalties on its tax return filings. The Fund identifies its major tax jurisdictions as the U.S. federal government and the State of Michigan.

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the constant yield method. Dividend income is recorded on the ex-dividend date.

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2026 (unaudited)

2.	Significant Accounting Policies – Continued

Segment Reporting

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of its operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,232,470 and $575,000, respectively, for the six months ended March 31, 2026.

4.	Portfolio Management

The Fund does not retain the services of an investment adviser or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.	Related Party Transactions

Administration fees incurred include $43,250 for accounting, transfer agent, administrative and general office support services provided by Tauber Enterprises, LLC, an entity owned by an officer of the Fund. The agreement is reviewed and renewed annually by the Fund’s Directors

Keyco Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2026 (unaudited)

6.	Risks and Uncertainties

The Fund invests primarily in municipal bonds and to a lesser extent in equity securities through exchange-traded funds and/or mutual funds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds could occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region. Based on its major holdings of bonds of Michigan issuers, the Fund is more exposed to risks of the State’s major industries such as automotive, manufacturing and related industries. Equity securities are also exposed to risks based on economic and/or market conditions. Due to the level of risk associated with equity investments, it is possible that changes in the value of those securities could occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities

7.	Capital Share Transactions

There were no transactions in capital stock for the year ended September 30, 2025 and the six-month period ended March 31, 2026.

8.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Investments.

The schedule of investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable as registrant is a closed-end management investment company.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable as registrant is a closed-end management investment company.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable as registrant is a closed-end management investment company.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable as registrant is a closed-end management investment company.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as registrant does not have a contract with an outside investment adviser. The Board of Directors did not discuss employing an investment adviser at their meeting held during this semi-annual reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)        Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)       There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable because registrant was not required to prepare an accounting restatement.

(b)       Not applicable because registrant was not required to prepare an accounting restatement.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President and Chief Executive Officer

Date:	May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President and Chief Executive Officer

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer and Chief Financial Officer

Date:	May 27, 2026

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.